Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax liability
	December 31,
	2021	2020
Deferred tax liability
Net operating loss carryforward	$202,195	$—
Unrealized gain on marketable securities	—	(1,282)
Total deferred tax liability	202,195	(1,282)
Valuation Allowance	(202,195)	—
Deferred tax liability	$—	$(1,282)

Schedule of income tax provision
	As of December 31,
	2021	2020
Federal
Current	$—	$166,676
Deferred	(202,195)	(6,400)
State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	202,195	—

Income tax provision	$—	$160,276

Schedule of reconciliation of federal income tax rate
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(33.0)%	(44.5)%
Interest and Penalties	1.0%	0.0%
Valuation allowance	11.0%	0.0%
Income tax provision	0.0%	(23.5)%